Related party disclosures	12 Months Ended
Dec. 31, 2024
Related party disclosures
Related party disclosures

17. Related party disclosures

Parent and ultimate controlling party

As disclosed in Note 1, during fiscal 2024, dievini Hopp BioTech holding GmbH & Co. KG (dievini), together with its related parties, was the largest shareholder of CureVac and held shares and voting rights in CureVac of approximately 37% during that period.

dievini Hopp BioTech holding GmbH & Co. KG, Walldorf

As of December 31, 2024, dievini holds the majority of our capital stock and is the controlling shareholder. In 2024 a total of EUR 0k (2023: EUR 1k) was paid to dievini Hopp BioTech Holding GmbH & Co. KG as a reimbursement of travel cost. Molecular Health GmbH, or Molecular Health, is a subsidiary of dievini. In December 2024, we concluded a contract with Molecular Health, according to which Molecular Health provides services in conjunction with the identifying of transcription factors and non-transcription factors that could be targeted in a specific therapeutic area. In fiscal year 2024, a liability amounting to EUR 71k to Molecular Health with respect to research and development was recorded.

Immatics Biotechnologies GmbH

In August 2023, a purchase agreement between CureVac Manufacturing GmbH and Immatics Biotechnologies GmbH was entered into. CureVac purchased technical equipment of containers which CureVac will use as a facility in the future. dievini held 14.2% of the shares in Immatics N.V

Key management personnel compensation

Referring to key management personnel compensation we refer to Note 16.

Key management personnel transactions

Franz-Werner Haas

In Q1 2023, a consulting agreement between CureVac SE and Franz-Werner Haas was executed. In 2023 CureVac paid EUR 65k under this agreement. The payment was partially compensated by Franz-Werner Haas taking over his former company car for EUR 40k. There were no further payments under this agreement in 2024.

Alexander Zehnder

In Q1 2023, a first addendum to the future service agreement was entered into to ensure a smooth transition from CEO Franz-Werner Haas to the new CEO Alexander Zehnder. Total compensation amounted to EUR 51k during the month of March 2023. There were no further payments under this agreement in 2024.

Antony Blanc

In 2020, a consulting agreement between CureVac AG and Clarentis SRL was made. Clarentis SRL is a wholly owned consulting company of Antony Blanc, PhD, the CBO of CureVac. In addition to his Management Board position at CureVac, Antony also took over the role as Management Director at CureVac Belgium SA. He executed this function by using Clarentis SRL. As Antony Blanc left the company as of November 30, 2023, CureVac and Antony Blanc signed a settlement agreement as of September 26, 2023. CureVac paid EUR 107k in 2024 (2023: EUR 85k, 2022: EUR 69k) under the agreements.

Dr. Ingmar Hörr

Due to the exercise of the Prior VSOP award in December 2022, CureVac had a receivable position of EUR 573k as per year-end for the income tax and social security liability. CureVac has received the money in February 2023. There were no further payments made in 2024

Florian von der Mülbe

Due to the exercise of the Prior VSOP award in December 2022, CureVac had a receivable position of EUR 559k as per year-end for the income tax and social security liability. CureVac has received the money in February 2023.

Consulting agreements between CureVac Printer GmbH and Florian von der Mülbe related to the years 2022 to 2024 have been executed. In 2023 CureVac paid EUR 146k under such agreement related to 2022. In 2024 payments were made under such an agreement amounting to EUR 20k.

Mariola Fotin-Mleczek

In 2022, a consulting agreement between CureVac and Mariola Fotin-Mleczek was made. In 2024 a total amount of EUR 0k (2023: EUR 2k) was paid.

Due to the exercise of the Prior VSOP award in December 2022, CureVac had a receivable position of EUR 131k as per year-end for the income tax and social security liability. CureVac has received the money in February 2023.

Barker BioMedical GmbH

In Q1 2023, a consulting agreement between CureVac SE and Barker BioMedical GmbH was executed. Barker BioMedical GmBH is a wholly owned consulting company of Debra Barker, Supervisory Board member of CureVac. In 2023 CureVac paid EUR 14k under this agreement. There were no further payments under this agreement in 2024.

Craig Tooman

In Q1 2023, a consulting agreement between CureVac SE and Craig Tooman was executed. In 2023, CureVac paid EUR 5k under this agreement. There were no further payments under this agreement in 2024.

Ralf Clemens

In Q3 2023, a consulting agreement between CureVac and GRID EUROPE was executed. GRID EUROPE is a wholly owned consulting company of Ralf Clemens, who was a member of the supervisory board up to September 30, 2023. CureVac incurred EUR 23k under this agreement in 2023. There were no further payments under this agreement in 2024.

Indemnification Agreements

The Company’s articles of association require it to indemnify its current and former managing directors and supervisory directors in relation to acts or omissions in the performance of their duties to the fullest extent permitted by law, subject to certain exceptions. We entered into indemnification agreements with all our managing directors and supervisory directors.

Other related party transactions

Rittershaus Rechtsanwaelte

Since December 15, 2005, a consultant agreement has been in place for an indefinite term with Rittershaus. The agreement can be terminated without notice by CureVac and with notice of three months to the end of the quarter by Rittershaus. In fiscal 2024, consulting fees of EUR 280k (2023: EUR 212k, 2022: EUR 518k) were paid to the Rittershaus. Prof. Dr. Christof Hettich is managing director of Rittershaus and was managing director at dievini until June 2022 as well. Prof. Dr. Christof Hettich also serves as Chairman of the Board of Directors of Molecular Health GmbH.

BePharBel Manufacturing S.A.

In December 2020, CureVac Manufacturing GmbH (formerly CureVac Real Estate GmbH) and BePharBel Manufacturing S.A., entered into a commercial supply agreement to develop and manufacture the diluent that was expected to be used to dilute the Group’s first concentrated COVID-19 vaccine candidate, CVnCoV, to the amount specified by each dose level. Pursuant to the terms of the agreement, it was intended that BePharBel Manufacturing would manufacture and deliver to CureVac Manufacturing GmbH a low seven figure number of commercial batches of diluent per year, in 2021 and 2022. Following the withdrawal of the CVnCoV in October 2021 due to COVID-19 virus drift, WHO COVID vaccine efficiency recommendation and market expectations, CureVac Manufacturing GmbH terminated the commercial and supply agreement with BePharBel and entered negotiations on a structured and rapid wind-down of the ordered production. The Parties agreed on a settlement in May 2022 of all claims resulting from the commercial and supply agreement for an amount of EUR 3,900k, which had been recognized in provisions, based on estimate, as of December 31, 2021. In total EUR 4,016k was paid. Baron Jean Stéphenne, our Supervisory Board member, holds directly and indirectly 15.61% of BePharBel Manufacturing’s equity and is a director of BePharBel Manufacturing, and Baron Jean Stéphenne’s son, Vincent Stéphenne, holds 1.43% of BePharBel Manufacturing’s equity and is a managing director of BePharBel Manufacturing.